                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-7460

Exact name of registrant as specified in charter:      Delaware Investments
                                                       Dividend and
                                                       Income Fund, Inc.

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 Richelle S. Maestro, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               November 30

Date of reporting period:                              August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.




SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
---------------------------------------------------

August 31, 2004

                                                                                                       NUMBER OF          MARKET
                                                                                                        SHARES             VALUE
COMMON STOCK - 82.10%
Automobiles & Automotive Parts - 2.58%
General Motors                                                                                            39,900        $ 1,648,269
Goodrich (B.F.)                                                                                           76,400          2,426,464
                                                                                                                        -----------
                                                                                                                          4,074,733
                                                                                                                        -----------
Banking, Finance & Insurance - 13.72%
*American Home Mortgage Investment                                                                        98,400          2,678,448
Bank of America                                                                                           53,400          2,401,932
+#Fieldstone Investments 144A                                                                            100,000          1,625,000
*Friedman Billings Ramsey Group Class A                                                                   95,495          1,800,081
J.P. Morgan Chase                                                                                         44,700          1,769,226
MBNA                                                                                                     108,100          2,609,534
Mellon Financial                                                                                          85,100          2,455,986
Morgan Stanley                                                                                            57,300          2,906,829
Sunset Financial Resources                                                                                94,400            959,104
Wells Fargo                                                                                               41,900          2,461,625
                                                                                                                        -----------
                                                                                                                         21,667,765
                                                                                                                        -----------
Cable, Media & Publishing - 0.11%
+XM Satellite Radio Class A                                                                                6,500            178,555
                                                                                                                        -----------
                                                                                                                            178,555
                                                                                                                        -----------
Chemicals - 2.71%
Dow Chemical                                                                                             100,000          4,281,000
                                                                                                                        -----------
                                                                                                                          4,281,000
                                                                                                                        -----------
Computers & Technology - 2.46%
+Intuit                                                                                                   50,700          2,144,103
Pitney Bowes                                                                                              40,000          1,742,400
                                                                                                                        -----------
                                                                                                                          3,886,503
                                                                                                                        -----------
Consumer Products - 1.21%
Procter & Gamble                                                                                          34,000          1,902,980
                                                                                                                        -----------
                                                                                                                          1,902,980
                                                                                                                        -----------
Electronics & Electrical Equipment - 2.34%
Emerson Electric                                                                                          25,000          1,556,250
General Electric                                                                                          65,100          2,134,629
                                                                                                                        -----------
                                                                                                                          3,690,879
                                                                                                                        -----------
Energy - 4.46%
ChevronTexaco                                                                                             28,000          2,730,000
Exxon Mobil                                                                                               40,000          1,844,000
Kerr-McGee                                                                                                45,300          2,390,934
*+Petroleum Geo-Services ADR                                                                               1,989             78,026
                                                                                                                        -----------
                                                                                                                          7,042,960
                                                                                                                        -----------
Food, Beverage & Tobacco - 6.23%
Anheuser-Busch                                                                                            49,900          2,634,720
General Mills                                                                                             58,900          2,783,025
Kellogg                                                                                                   47,500          1,994,050
PepsiCo                                                                                                   48,600          2,430,000
                                                                                                                        -----------
                                                                                                                          9,841,795
                                                                                                                        -----------
Healthcare & Pharmaceuticals - 5.56%
Abbott Laboratories                                                                                       35,000          1,459,150
Merck & Co.                                                                                               30,800          1,385,076
Pfizer                                                                                                    59,400          1,940,598
+Tenet Healthcare                                                                                        177,400          1,848,508
Wyeth                                                                                                     58,800          2,150,316
                                                                                                                        -----------
                                                                                                                          8,783,648
                                                                                                                        -----------
Investment Companies - 1.79%
*Gladstone Capital                                                                                       120,300          2,825,847
                                                                                                                        -----------
                                                                                                                          2,825,847
                                                                                                                        -----------
Leisure, Lodging & Entertainment - 1.58%
+Jameson Inns                                                                                          1,427,500          2,498,125
                                                                                                                        -----------
                                                                                                                          2,498,125
                                                                                                                        -----------
Mortgage REIT's - 1.96%
+HomeBanc Corporate                                                                                       91,000            759,850
*+MortgageIT Holdings                                                                                    187,000          2,337,500
                                                                                                                        -----------
                                                                                                                          3,097,350
                                                                                                                        -----------

Paper & Forest Products - 1.81%
International Paper                                                                                       40,000          1,600,800
Weyerhaeuser                                                                                              20,000          1,250,200
                                                                                                                        -----------
                                                                                                                          2,851,000
                                                                                                                        -----------
Real Estate - 25.12%
AMB Property                                                                                              63,300          2,364,255
Apartment Investment & Management                                                                         23,700            841,350
BRE Properties Class A                                                                                    48,100          1,797,497
Camden Property Trust                                                                                     15,700            739,156
Duke Realty                                                                                               83,900          2,852,600
Equity Office Properties Trust                                                                            92,400          2,638,944
General Growth Properties                                                                                113,538          3,425,441
+#KKR Financial 144A                                                                                     182,600          1,826,000
Liberty Property Trust                                                                                    60,270          2,438,524
+#Medical Properties Trust 144A                                                                           35,000            350,000
Pan Pacific Retail Properties                                                                             59,200          3,160,688
Prentiss Properties Trust                                                                                 73,572          2,700,828
Ramco-Gershenson Properties                                                                              114,300          3,088,386
Reckson Associates Realty                                                                                 83,420          2,452,548
Simon Property Group                                                                                      89,200          4,990,740
Starwood Hotels & Resorts Worldwide                                                                       76,200          3,368,040
Sun Communities                                                                                           16,000            624,000
                                                                                                                        -----------
                                                                                                                         39,658,997
                                                                                                                        -----------
Retail - 0.13%
*+Kmart Holdings                                                                                           2,750            210,705
                                                                                                                        -----------
                                                                                                                            210,705
                                                                                                                        -----------
Technology/Semiconductors - 1.00%
Intel                                                                                                     74,200          1,579,718
                                                                                                                        -----------
                                                                                                                          1,579,718
                                                                                                                        -----------
Telecommunications - 4.16%
Alltel                                                                                                    63,500          3,470,275
BCE                                                                                                      148,900          3,100,098
                                                                                                                        -----------
                                                                                                                          6,570,373
                                                                                                                        -----------
Utilities - 3.17%
Dominion Resources                                                                                        36,600          2,374,974
FPL Group                                                                                                 38,000          2,629,600
                                                                                                                        -----------
                                                                                                                          5,004,574
                                                                                                                        -----------
TOTAL COMMON STOCK (cost $108,627,822)                                                                                  129,647,507
                                                                                                                        ===========

CONVERTIBLE PREFERRED STOCK - 5.60%
Aerospace & Defense - 0.68%
Northrop Grumman 7.25%                                                                                    10,500          1,076,985
                                                                                                                        -----------
                                                                                                                          1,076,985
                                                                                                                        -----------
Banking, Finance & Insurance - 1.11%
Chubb 7.00%                                                                                               15,000            410,850
National Australia Bank Units 7.875%                                                                      40,000          1,344,000
                                                                                                                        -----------
                                                                                                                          1,754,850
                                                                                                                        -----------
Consumer Products - 1.47%
Newell Financial Trust I 5.25%                                                                            52,600          2,320,975
                                                                                                                        -----------
                                                                                                                          2,320,975
                                                                                                                        -----------
Environmental Services - 0.59%
Allied Waste Industries 6.25%                                                                             16,200            937,980
                                                                                                                        -----------
                                                                                                                            937,980
                                                                                                                        -----------
Real Estate - 0.84%
Crescent Real Estate 6.75%                                                                                62,600          1,320,860
                                                                                                                        -----------
                                                                                                                          1,320,860
                                                                                                                        -----------
Telecommunications - 0.91%
Lucent Technologies Capital Trust I 7.75%                                                                  1,300          1,433,328
                                                                                                                        -----------
                                                                                                                          1,433,328
                                                                                                                        -----------
TOTAL CONVERTIBLE PREFERRED STOCK (cost $9,545,050)                                                                       8,844,978
                                                                                                                        ===========

PREFERRED STOCK - 6.52%
Leisure, Lodging & Entertainment - 0.95%
WestCoast Hospitality Capital Trust 9.50%                                                                 58,000          1,501,040
                                                                                                                        -----------
                                                                                                                          1,501,040
                                                                                                                        -----------
Real Estate - 4.58%
*Equity Inns Series B 8.75%                                                                               35,700            953,904
LaSalle Hotel Properties 10.25%                                                                          113,200          3,107,340
Ramco-Gershenson Properties 9.50%                                                                         40,000          1,080,000
*SL Green Realty 7.625%                                                                                   80,000          2,092,504
                                                                                                                        -----------
                                                                                                                          7,233,748
                                                                                                                        -----------
Utilities - 0.99%
Public Service Enterprise Group 10.25%                                                                    27,200          1,562,443
                                                                                                                        -----------
                                                                                                                          1,562,443
                                                                                                                        -----------
TOTAL PREFERRED STOCK (cost $9,564,940)                                                                                  10,297,231
                                                                                                                        ===========

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
CONVERTIBLE BONDS - 5.22%
Computers & Technology - 0.35%
#Mercury Interactive 144A 4.75% 7/1/07                                                                  $550,000            545,188
                                                                                                                          ---------
                                                                                                                            545,188
                                                                                                                          ---------
Leisure, Lodging & Entertainment - 0.43%
#Regal Entertainment 144A 3.75% 5/15/08                                                                  550,000            679,938
                                                                                                                          ---------
                                                                                                                            679,938
                                                                                                                          ---------
Miscellaneous - 0.23%
#Tyco International Group 144A 2.75% 1/15/18                                                             250,000            360,625
                                                                                                                          ---------
                                                                                                                            360,625
                                                                                                                          ---------
Real Estate - 0.81%
Meristar Hospitality 9.50% 4/1/10                                                                      1,100,000          1,284,250
                                                                                                                          ---------
                                                                                                                          1,284,250
                                                                                                                          ---------
Retail - 1.68%
#Gap 144A 5.75% 3/15/09                                                                                1,825,000          2,272,124
#Saks 144A 2.00% 3/15/24                                                                                 425,000            380,906
                                                                                                                          ---------
                                                                                                                          2,653,030
                                                                                                                          ---------
Telecommunications - 1.02%
#Nextel Partners 144A 1.50% 11/15/08                                                                     800,000          1,612,000
                                                                                                                          ---------
                                                                                                                          1,612,000
                                                                                                                          ---------
Transportation & Shipping - 0.12%
#Expressjet Holdings 144A 4.25% 8/1/23                                                                   200,000            186,750
                                                                                                                          ---------
                                                                                                                            186,750
                                                                                                                          ---------
Utilities - 0.58%
#Centerpoint Energy 144A 3.75% 5/15/23                                                                   800,000            916,000
                                                                                                                          ---------
                                                                                                                            916,000
                                                                                                                          ---------
TOTAL CONVERTIBLE BONDS (cost $6,498,688)                                                                                 8,237,781
                                                                                                                          =========

BONDS - 33.52%
Aerospace & Defense - 0.24%
Armor Holdings 8.25% 8/15/13                                                                            $350,000            379,750
                                                                                                                          ---------
                                                                                                                            379,750
                                                                                                                          ---------
Automobiles & Automotive Parts - 0.73%
Adesa 7.625% 6/15/12                                                                                     300,000            304,500
*++Advanced Accessory Holdings 13.25% 12/15/11                                                           600,000            261,000
Advanced Accessory Systems 10.75% 6/15/11                                                                200,000            191,000
*#Collins & Aikman Products 144A 12.875% 8/24/12                                                         400,000            401,000
&Venture Holdings Trust 12.00% 6/1/09                                                                    425,000              2,656
                                                                                                                          ---------
                                                                                                                          1,160,156
                                                                                                                          ---------
Banking, Finance & Insurance - 0.99%
*#E*TRADE Financial 144A 8.00% 6/15/11                                                                   440,000            451,000
#Farmers Exchange Capital 144A 7.20% 7/15/48                                                             350,000            356,325
Finova Group 7.50% 11/15/09                                                                              283,500            142,813
#LaBranche 144A 11.00% 5/15/12                                                                           375,000            380,625
#Refco Finance 144A 9.00% 8/1/12                                                                         215,000            223,600
                                                                                                                          ---------
                                                                                                                          1,554,363
                                                                                                                          ---------
Building & Materials - 0.59%
Interline Brands 11.50% 5/15/11                                                                          480,000            531,600
#Lone Star Industries 144A 8.85% 6/15/05                                                                 300,000            310,211
*Standard Pacific 7.75% 3/15/13                                                                           90,000             95,175
                                                                                                                          ---------
                                                                                                                            936,986
                                                                                                                          ---------
Business Services - 0.30%
Brickman Group 11.75% 12/15/09                                                                           275,000            319,000
#Language Line 144A 11.125% 6/15/12                                                                      150,000            152,250
                                                                                                                          ---------
                                                                                                                            471,250
                                                                                                                          ---------
Cable, Media & Publishing - 4.75%
American Media Operation 10.25% 5/1/09                                                                   200,000            210,750
#Atlantic Broadband Finance 144A 9.375% 1/15/14                                                          615,000            582,713
++Avalon Cable 11.875% 12/1/08                                                                           283,595            300,610
#Cablevision Systems 144A 8.00% 4/15/12                                                                  550,000            566,500

++Charter Communications 12.125% 1/15/12                                                                 875,000            516,250
Charter Communications Holdings 10.75% 10/1/09                                                           750,000            633,749
*CSC Holdings 10.50% 5/15/16                                                                             500,000            571,250
Dex Media West/Finance 9.875% 8/15/13                                                                    240,000            277,200
*#Hollinger 144A 12.875% 3/1/11                                                                          130,000            149,013
*Lodgenet Entertainment 9.50% 6/15/13                                                                    425,000            466,438
Mediacom Broadband 11.00% 7/15/13                                                                        950,000          1,033,124
PEI Holdings 11.00% 3/15/10                                                                              400,000            466,000
Rogers Cablesystems 10.00% 3/15/05                                                                       500,000            520,000
#Sheridan Acquisition 144A 10.25% 8/15/11                                                                325,000            347,750
#Warner Music Group 144A 7.375% 4/15/14                                                                  385,000            385,000
XM Satellite Radio 12.00% 6/15/10                                                                        403,000            464,458
                                                                                                                          ---------
                                                                                                                          7,490,805
                                                                                                                          ---------
Chemicals - 1.93%
*#BCP Caylux Holdings 144A 9.625% 6/15/14                                                                510,000            550,162
#Borden US Finance/Nova Scotia Finance 144A 9.00% 7/15/14                                                195,000            201,825
*#Huntsman 144A 11.50% 7/15/12                                                                           200,000            206,000
Huntsman International 10.125% 7/1/09                                                                    425,000            439,875
*Lyondell Chemical 9.875% 5/1/07                                                                         250,000            264,688
*#Nalco 144A 8.875% 11/15/13                                                                             275,000            298,031
*Rhodia 8.875% 6/1/11                                                                                    525,000            446,250
&Solutia 6.72% 10/15/37                                                                                  700,000            437,500
Witco 6.875% 2/1/26                                                                                      250,000            210,625
                                                                                                                          ---------
                                                                                                                          3,054,956
                                                                                                                          ---------
Computers & Technology - 0.61%
Activant Solutions 10.50% 6/15/11                                                                        165,000            172,425
*Chippac International 12.75% 8/1/09                                                                     485,000            518,950
#Stratus Technologies 144A 10.375% 12/1/08                                                               300,000            271,500
                                                                                                                          ---------
                                                                                                                            962,875
                                                                                                                          ---------
Consumer Services - 0.09%
Corrections Corporation of America 9.875% 5/1/09                                                         125,000            140,156
                                                                                                                          ---------
                                                                                                                            140,156
                                                                                                                          ---------
Energy - 1.66%
Bluewater Finance 10.25% 2/15/12                                                                         375,000            399,375
#Dynegy Holdings 144A 10.125% 7/15/13                                                                    900,000          1,017,000
#Hilcorp Energy/Finance 144A 10.50% 9/1/10                                                               400,000            445,000
Petroleum Geo-Services
   8.00% 11/5/06                                                                                         200,159            205,663
   10.00% 11/5/10                                                                                        374,909            404,902
#^Secunda International 144A 9.76% 9/1/12                                                                155,000            153,450
                                                                                                                          ---------
                                                                                                                          2,625,390
                                                                                                                          ---------
Environmental Services - 0.77%
*#Clean Harbors 144A 11.25% 7/15/12                                                                      295,000            308,275
#Geo Sub 144A 11.00% 5/15/12                                                                             410,000            362,850
IESI 10.25% 6/15/12                                                                                      500,000            542,500
                                                                                                                          ---------
                                                                                                                          1,213,625
                                                                                                                          ---------
Food, Beverage & Tobacco - 1.90%
B&G Foods 9.625% 8/1/07                                                                                  925,000            942,343
Chiquita Brands International 10.56% 3/15/09                                                             450,000            489,938
#Commonwealth Brands 144A 10.625% 9/1/08                                                                 460,000            488,750
#Gold Kist 144A 10.25% 3/15/14                                                                           175,000            193,375
#Le-Natures 144A 10.00% 6/15/13                                                                          465,000            488,250
#Standard Commercial 144A 8.00% 4/15/12                                                                  390,000            393,900
                                                                                                                          ---------
                                                                                                                          2,996,556
                                                                                                                          ---------
Healthcare & Pharmaceuticals - 1.16%
*Ameripath 10.50% 4/1/13                                                                                 490,000            504,700
Province Healthcare 7.50% 6/1/13                                                                         455,000            511,875
Universal Hospital Service 10.125% 11/1/11                                                               290,000            295,800
#US Oncology 144A 10.75% 8/15/14                                                                         490,000            518,175
                                                                                                                          ---------
                                                                                                                          1,830,550
                                                                                                                          ---------
Industrial Machinery - 0.30%
Aearo 8.25% 4/15/12                                                                                      200,000            206,000
*Foster Wheeler 6.75% 11/15/05                                                                           275,000            273,625
                                                                                                                          ---------
                                                                                                                            479,625
                                                                                                                          ---------
Leisure, Lodging & Entertainment - 2.50%
Ameristar Casinos 10.75% 2/15/09                                                                         405,000            458,663
Boyd Gaming 9.25% 8/1/09                                                                                 575,000            630,343
*Mandalay Resort Group 10.25% 8/1/07                                                                     360,000            405,450
MGM Mirage 9.75% 6/1/07                                                                                  350,000            389,375
Penn National Gaming 8.875% 3/15/10                                                                      260,000            286,000

Prime Hospitality 8.375% 5/1/12                                                                          200,000            231,000
Royal Caribbean Cruises 7.25% 3/15/18                                                                    550,000            566,500
++#Town Sports International 144A 11.00% 2/1/14                                                          725,000            351,625
Wheeling Island Gaming 10.125% 12/15/09                                                                  590,000            628,350
                                                                                                                          ---------
                                                                                                                          3,947,306
                                                                                                                          ---------
Metals & Mining - 0.51%
AK Steel 7.75% 6/15/12                                                                                   255,000            240,975
*#Ispat Inland 144A 9.75% 4/1/14                                                                         530,000            568,425
                                                                                                                          ---------
                                                                                                                            809,400
                                                                                                                          ---------
Packaging & Containers - 0.94%
*AEP Industries 9.875% 11/15/07                                                                          275,000            281,875
++#Consolidated Container 144A 10.75% 6/15/09                                                            205,000            165,025
Pliant 11.125% 9/1/09                                                                                    275,000            296,313
*Portola Packaging 8.25% 2/1/12                                                                          400,000            350,000
Radnor Holdings 11.00% 3/15/10                                                                           175,000            147,875
*#^Radnor Holdings 144A 8.35% 4/15/09                                                                    235,000            236,175
                                                                                                                          ---------
                                                                                                                          1,477,263
                                                                                                                          ---------
Paper & Forest Products - 3.03%
Abitibi-Consolidated 6.95% 12/15/06                                                                      275,000            286,344
*Bowater 9.00% 8/1/09                                                                                    670,000            749,372
*Buckeye Technologies 8.00% 10/15/10                                                                     265,000            263,013
Fort James 7.75% 11/15/23                                                                              1,125,000          1,184,062
*#Newark Group 144A 9.75% 3/15/14                                                                        450,000            438,750
#Port Townsend Paper 144A 11.00% 4/15/11                                                                 450,000            461,250
Potlatch 12.50% 12/1/09                                                                                  475,000            579,984
Smurfit Capital Funding 7.50% 11/20/25                                                                   850,000            820,250
                                                                                                                          ---------
                                                                                                                          4,783,025
                                                                                                                          ---------
Real Estate - 0.52%
BF Saul 7.50% 3/1/14                                                                                     125,000            125,625
Tanger Properties
   7.875% 10/24/04                                                                                       300,000            303,000
   9.125% 2/15/08                                                                                        350,000            385,000
                                                                                                                          ---------
                                                                                                                            813,625
                                                                                                                          ---------
Restaurants - 0.78%
&Avado Brands 9.75% 6/1/06                                                                               230,000             85,100
Denny's 12.75% 9/30/07                                                                                   300,000            322,500
O'Charleys 9.00% 11/1/13                                                                                 430,000            455,800
Perkins Family Restaurants 10.125% 12/15/07                                                               20,000             20,950
*#VICORP Restaurants 144A 10.50% 4/15/11                                                                 345,000            350,175
                                                                                                                          ---------
                                                                                                                          1,234,525
                                                                                                                          ---------
Retail - 1.11%
J Crew Operating 10.375% 10/15/07                                                                        485,000            497,125
*#Jean Coutu Group 144A 8.50% 8/1/14                                                                     300,000            303,750
*Office Depot 10.00% 7/15/08                                                                             480,000            566,400
*Petco Animal Supplies 10.75% 11/1/11                                                                    195,000            221,325
Remington Arms 10.50% 2/1/11                                                                             175,000            161,875
                                                                                                                          ---------
                                                                                                                          1,750,475
                                                                                                                          ---------
Telecommunications - 2.17%
Alaska Communications Systems 9.875% 8/15/11                                                             400,000            402,000
*Centennial Cellular Operating 10.125% 6/15/13                                                           475,000            490,438
*Cincinnati Bell 8.375% 1/15/14                                                                          555,000            493,950
Citizens Communications 8.50% 5/15/06                                                                     75,000             80,813
#iPCS Escrow 144A 11.50% 5/1/12                                                                          200,000            210,500
MCI
   5.908% 5/1/07                                                                                         250,000            246,563
   6.688% 5/1/09                                                                                         225,000            212,625
MetroPCS 10.75% 10/1/11                                                                                  225,000            240,750
#Qwest Services 144A 14.00% 12/15/10                                                                     500,000            583,749
US Unwired 10.00% 6/15/12                                                                                450,000            463,500
                                                                                                                          ---------
                                                                                                                          3,424,888
                                                                                                                          ---------
Textiles, Apparel & Furniture - 0.60%
Interface 10.375% 2/1/10                                                                                 350,000            395,500
Warnaco 8.875% 6/15/13                                                                                   500,000            555,000
                                                                                                                          ---------
                                                                                                                            950,500
                                                                                                                          ---------
Transportation & Shipping - 1.62%
#Horizon Lines 144A 9.00% 11/1/12                                                                        400,000            422,000
*Hornbeck Offshore Services 10.625% 8/1/08                                                               250,000            276,250
*Kansas City Southern Railway 9.50% 10/1/08                                                              300,000            327,000
Ocean Rig Norway 10.25% 6/1/08                                                                           325,000            324,594
OMI 7.625% 12/1/13                                                                                       285,000            287,850
Seabulk International 9.50% 8/15/13                                                                      500,000            523,750
Stena 9.625% 12/1/12                                                                                     355,000            396,269
                                                                                                                          ---------
                                                                                                                          2,557,713
                                                                                                                          ---------

Utilities - 3.72%
Avista 9.75% 6/1/08                                                                                      500,000            592,500
*Calpine
   8.25% 8/15/05                                                                                          70,000             68,600
   10.50% 5/15/06                                                                                        365,000            344,925
#Calpine 144A 8.75% 7/15/13                                                                              530,000            416,050
*Edison Mission Energy 9.875% 4/15/11                                                                    200,000            230,500
El Paso Natural Gas 7.625% 8/1/10                                                                        200,000            214,000
El Paso Production Holding 7.75% 6/1/13                                                                  550,000            543,125
Elwood Energy 8.159% 7/5/26                                                                              159,031            158,236
Midland Funding II 11.75% 7/23/05                                                                         60,226             64,582
Midwest Generation
   8.30% 7/2/09                                                                                          500,000            512,500
   8.75% 5/1/34                                                                                          425,000            453,688
&Mirant Americas Generation 7.625% 5/1/06                                                                400,000            335,000
*#NRG Energy 144A 8.00% 12/15/13                                                                         550,000            580,250
Orion Power Holdings 12.00% 5/1/10                                                                       250,000            313,750
PSEG Energy Holdings 7.75% 4/16/07                                                                       250,000            266,875
Reliant Resources 9.50% 7/15/13                                                                          250,000            277,500
Tennessee Gas Pipeline 8.375% 6/15/32                                                                    350,000            369,250
#&USGen New England 144A 7.459% 1/2/15                                                                   250,000            138,750
                                                                                                                         ----------
                                                                                                                          5,880,081
                                                                                                                         ----------
TOTAL BONDS (cost $52,107,774)                                                                                           52,925,844
                                                                                                                         ==========

MUNICIPAL BONDS - 0.14%
New Jersey Economic Development Authority Special Facility
  Authority Continental Airlines Project 6.25% 9/15/29                                                   300,000            219,705
                                                                                                                         ----------
TOTAL MUNICIPAL BONDS (cost $254,528)                                                                                       219,705
                                                                                                                         ==========
                                                                                                     NUMBER OF
                                                                                                     SHARES
WARRANTS - 0.00%
*+#Solutia 144A                                                                                              650                  7
                                                                                                                         ==========
TOTAL WARRANTS (cost $55,294)                                                                                                     7
                                                                                                                         ==========

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
U.S. TREASURY OBLIGATIONS - 0.68%
@U.S. Treasury Bills 1.22% 9/9/04                                                                     $1,070,000          1,069,683
                                                                                                                        -----------
TOTAL U.S. TREASURY OBLIGATIONS (cost $1,069,683)                                                                         1,069,683
                                                                                                                        ===========


TOTAL MARKET VALUE OF SECURITIES BEFORE
SECURITIES LENDING COLLATERAL - 133.78%
   (cost $187,723,706)                                                                                                  211,242,736
                                                                                                                        ===========

SECURITIES LENDING COLLATERAL+++ - 13.13%
Abbey National 1.19% 10/15/04                                                                             401,650           404,873
Banc of America Securities 1.58% 9/1/04                                                                 4,481,853         4,481,853
Bank of America 1.65% 10/29/04                                                                            853,009           853,012
Barclays 1.92% 1/31/05                                                                                    170,541           170,602
CDC IXIS 1.49% 11/12/04                                                                                   682,577           682,410
Citicorp 1.55% 9/21/04                                                                                    852,274           851,543
Credit Suisse First Boston 1.60% 12/13/04                                                                 682,598           682,410
Deutsche Bank Financial 1.63% 2/22/05                                                                     170,499           170,689
Fifth Third Bank 1.53% 9/15/04                                                                            853,014           853,012
General Electric Capital
   1.59% 10/25/04                                                                                         290,080           290,219
   1.62% 2/3/05                                                                                           255,795           256,143
   1.63% 10/4/04                                                                                          255,919           256,025
Goldman Sachs Group
   1.74% 12/8/04                                                                                          400,916           400,916
   1.80% 12/21/04                                                                                         392,329           392,386
HBOS Treasury Services PLC 1.62% 10/29/04                                                                 853,036           853,012
ING Bank Geneva 1.10% 9/30/04                                                                             682,573           682,410
Merrill Lynch Mortgage Capital 1.66% 10/12/04                                                             682,410           682,410
Morgan Stanley
   1.64% 3/10/05                                                                                          682,487           682,410
   1.72% 9/30/05                                                                                          170,307           170,602

Proctor & Gamble 1.53% 9/30/05                                                                            853,336          853,012
Rabobank 1.62% 3/2/05                                                                                     853,036          852,851
Royal Bank of Canada 1.57% 6/27/05                                                                        853,020          852,799
Societe Generale New York
   1.57% 6/14/05                                                                                          428,065          427,924
   1.65% 12/8/04                                                                                          682,303          682,324
Union Bank of Switzerland 1.13% 12/20/04                                                                  854,258          853,012
Wachovia Bank NA 1.63% 11/15/04                                                                           682,369          682,557
Wells Fargo Bank 1.57% 9/30/05                                                                            853,513          853,012
Wilmington Trust 1.44% 9/8/04                                                                             853,019          853,012
                                                                                                                      ------------
TOTAL SECURITIES LENDING COLLATERAL (cost $20,727,440)                                                                  20,727,440
                                                                                                                      ============

TOTAL MARKET VALUE OF SECURITIES - 146.91%
(cost $208,451,146)                                                                                                    231,970,176**
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (13.13%)+++                                                       (20,727,440)
COMMERCIAL PAPER PAYABLE (PAR $55,000,000) - (34.76)                                                                   (54,890,167)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.98%                                                      1,553,233
                                                                                                                      ============
NET ASSETS APPLICABLE TO 12,876,300 SHARES OUTSTANDING - 100.00%                                                      $157,905,802
                                                                                                                      ============

*Fully or partially on loan.

**Includes $20,510,171 of securities loaned.

#Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 5 in "Notes."

+Non-income producing security for the period ended August 31, 2004.

++Step coupon bond.

+++See Note 3 in "Notes."

&Non-income producing security.  Security is currently in default.

^Variable Rate Notes - the interest rate shown is the rate as of August 31, 2004.

@U.S. Treasury Bills are traded on a discount basis; the interest rate shown is the effective yield at the time of purchase by the Fund.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
REIT - Real Estate Investment Trust

________________________________________________________________________________

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware Investments Dividend and Income Fund, Inc. (the "Fund"). The Fund's shares trade on the New York Stock Exchange under the symbol DDF.

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. U.S. Government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

DISTRIBUTIONS - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and, if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. For the eight months ended August 31, 2004, the Fund paid dividends totaling $0.64 per share and as of August 31, 2004, it is estimated that 35.6% of the dividends represent a return of capital. The actual determination of the source of the Fund's dividends can be made only at year-end.

BORROWINGS - The Fund issues short-term commercial paper at a discount from par. The discount is amortized as interest expense over the life of the commercial paper using the straight-line method (See Note 3).

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

2. INVESTMENTS
At August 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

AGGREGATE COST OF INVESTMENTS       $187,863,528
                                    ------------
Aggregate unrealized appreciation     30,798,587
Aggregate unrealized depreciation     (7,419,379)
                                    ------------
Net unrealized appreciation         $ 23,379,208
                                    ------------

For federal income tax purposes, at November 30, 2003, capital loss carryforwards of $24,106,870 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of expiration                      Amount
------------------                   -----------
      2009                           $ 6,557,294
      2010                            15,759,675
      2011                             1,789,901

3. COMMERCIAL PAPER
As of August 31, 2004, $55,000,000 (par value) of commercial paper was outstanding with an amortized cost of $54,890,167. The weighted average discount rate of commercial paper outstanding at August 31, 2004, was 1.41%. The average daily balance of commercial paper outstanding during the period ended August 31, 2004, was $54,893,405 at a weighted discount rate of 1.18%. The maximum amount of commercial paper outstanding at any time during the period was $55,000,000. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with J.P. Morgan Chase for $30,000,000 with a scheduled termination date of January 6, 2005. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.15% per annum on the unused balance. During the period ended August 31, 2004, there were no borrowings under this arrangement.

4.  SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At August 31, 2004, the market value of securities on loan was $20,510,171, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. CREDIT AND MARKET RISKS
The Fund invests in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended August 31, 2004. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Dividend and Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
--------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  10/29/04
       --------------------

                                  CERTIFICATION
                                  -------------

I, Joseph H. Hastings, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Dividend and Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JOSEPH H. HASTINGS
-------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  10/29/04
       ------------------------

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.


JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  10/29/04
       ------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  10/29/04
       ------------------------


JOSEPH H. HASTINGS
-------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  10/29/04
       ------------------------